Personnel Costs - Summary of Detailed Information of Restricted Stock Units Under RSU Plan (Detail) - Restricted Stock Units - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RSUP 2021
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	181,434	100,196	0
RSUs granted	0	118,551	101,107
RSUs forfeited	50,906	20,963	911
RSUs exercised	0	16,149	0
RSUs expired	0	0	0
RSUs outstanding as of Dec. 31	130,528	181,434	100,196
RSUs exercisable as of Dec. 31	0	0	0
RSUP 2022
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	0
RSUs granted	27,596
RSUs forfeited	2,933
RSUs exercised	0
RSUs expired	0
RSUs outstanding as of Dec. 31	24,663	0
RSUs exercisable as of Dec. 31	0